LONG-TERM DEBT AND OTHER FINANCIAL DEBT (Details) (USD $)	12 Months Ended					0 Months Ended										1 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	May 31, 2013	Jan. 17, 2006	Jun. 28, 2013	Mar. 28, 2013	Dec. 28, 2006	Oct. 31, 2007 Installment	Jun. 26, 2013	Aug. 20, 2009 Installment	Dec. 09, 2010 Advance Installment	Jan. 18, 2013 Tranche	Jan. 31, 2013 Installment	Sep. 30, 2013 Installment	Jun. 30, 2013	Oct. 11, 2013	Jan. 31, 2014 Installment	Dec. 20, 2013 Tranche Installment Advance	Oct. 29, 2012	Dec. 31, 2007	Dec. 31, 2008 Installment	Dec. 31, 2008	Dec. 31, 2011 Vessel	Jun. 10, 2013	Jan. 23, 2013	Dec. 23, 2010	Jan. 24, 2014	Oct. 02, 2013	Aug. 01, 2012	Jan. 24, 2013	Oct. 22, 2012	May 21, 2012	Jan. 29, 2007	Nov. 30, 2007	Sep. 15, 2008	Nov. 28, 2008	Nov. 24, 2004	Mar. 31, 2012	Jun. 24, 2008
Debt Instrument [Line Items]
Nominal value, Current	$ 32,929,000		$ 32,253,000
Nominal value, Noncurrent	433,105,000		466,144,000
Total	466,034,000		498,397,000
Aggregate annual future payments due to long-term financial debt [Abstract]
2015	32,929,000
2016	53,699,000
2017	67,653,000
2018	36,164,000
2019	18,664,000
Thereafter	255,965,000
Long term debt, gross	465,074,000
Unamortized debt premium, net	960,000		960,000
Total	466,034,000		498,397,000
Restricted cash	12,718,000		13,595,000
Restricted net assets of subsidiaries	128,000,000
Detailed Information of Debt Instruments [Abstract]
Financial loss on extinguishment of debt	0		(5,518,000)		(940,000)
Outstanding loan amount	465,074,000
Revolving Credit Facility [Member]
Detailed Information of Debt Instruments [Abstract]
Maximum borrowing capacity						40,000,000
Quarterly change in commitment						1,250,000
Annual change in commitment						5,000,000
Variable rate basis						LIBOR
Basis spread on variable rate (in hundredths)						3.00%
Commitment fee percentage (in hundredths)						1.95%
Outstanding borrowings	0
Remaining borrowing capacity	32,500,000
Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member]
Debt Instrument [Line Items]
Nominal value, Current	0
Nominal value, Noncurrent	225,960,000	[1]
Total	225,960,000	[1]	226,070,000	[1]
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	225,960,000	[1]	226,070,000	[1]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument	225,000,000																										200,000,000				225,000,000
Interest rate (in hundredths)	100.00%																										8.875%				104.50%
Additional aggregate principal amount																															25,000,000
Redemption price as percentage of principal amount (in hundredths)	100.00%
Fixed price, percentage (in hundredths)	106.656%
Percentage of principal amount redeemed before June 15, 2016 (in hundredths)	35.00%
Percentage of principal amount as redemption value for notes before June 15, 2016 (in hundredths)	108.875%
Percentage of principal amount outstanding after redemption (in hundredths)	65.00%
Repurchase price percentage (in hundredths)	101.00%
Percentage of senior notes exchangeable (in hundredths)	100.00%																													100.00%
Percentage of aggregate principal amount of notes (in hundredths)	25.00%
Net book value of asset pledged	165,600,000
Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] | Subsequent Event [Member]
Detailed Information of Debt Instruments [Abstract]
Additional aggregate principal amount																														25,000,000
Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] | Pushboats [Member]
Detailed Information of Debt Instruments [Abstract]
Number of vessels	15
Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] | Oceangoing Barges [Member]
Detailed Information of Debt Instruments [Abstract]
Number of vessels	4
Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] | River Barges [Member]
Detailed Information of Debt Instruments [Abstract]
Number of vessels	345
UP Offshore Apoio, DVB AG, Through 2016 [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument							15,000,000
Number of tranches	2
UP Offshore Apoio, DVB AG, Through 2016 [Member] | Tranche A [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument							13,000,000
Variable rate basis						LIBOR
Basis spread on variable rate (in hundredths)						1.20%
Term of note							120 months
Debt instrument, periodic payment							75,000
Balloon payment							4,000,000
UP Offshore Apoio, DVB AG, Through 2016 [Member] | Tranche B [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument							2,000,000
Up Offshore Apoio DVB SE, Through 2016 [Member]
Debt Instrument [Line Items]
Nominal value, Current	900,000
Nominal value, Noncurrent	4,150,000
Total	5,050,000		5,950,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	5,050,000		5,950,000
UP Offshore (Bahamas) Ltd., DVB SE, Through 2016 [Member]
Debt Instrument [Line Items]
Nominal value, Current	4,300,000
Nominal value, Noncurrent	21,050,000
Total	25,350,000		29,650,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	25,350,000		29,650,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument										61,306,000
Maturity date										Dec. 31, 2016
Repayment of senior notes								4,137,500	4,137,500
Variable rate basis			LIBOR							LIBOR
Basis spread on variable rate (in hundredths)			3.50%							1.20%
Balloon payment										17,300,000
Re-borrowed amount																																10,000,000
Proceeds from debt			8,275,000
UP Offshore (Bahamas) Ltd., DVB SE, Through 2016 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Debt instrument, periodic payment										1,075,000
UP Offshore (Bahamas) Ltd., DVB SE, Through 2016 [Member] | Maximum [Member]
Detailed Information of Debt Instruments [Abstract]
Debt instrument, periodic payment										1,325,000
UP Offshore (Bahamas) Ltd., DVB SE, Through 2017 [Member]
Debt Instrument [Line Items]
Nominal value, Current	2,000,000
Nominal value, Noncurrent	7,000,000
Total	9,000,000		11,000,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	9,000,000		11,000,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument											25,000,000
Maturity date											Nov. 30, 2017
Variable rate basis											LIBOR
Basis spread on variable rate (in hundredths)											1.50%
Balloon payment											5,000,000
Number of installments of $750											8
Installment amount for first two years of debt instrument											750,000
Number of installments of $500											24
Installment amount for years three through eight of debt instrument											500,000
Number of installments of $250											8
Installment amount for years nine and ten of debt instrument											250,000
UP Offshore Apoio, BNDES, Through 2027 [Member]
Debt Instrument [Line Items]
Nominal value, Current	1,110,000
Nominal value, Noncurrent	12,488,000
Total	13,598,000		14,708,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	13,598,000		14,708,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument												16,820,000	18,730,000
Interest rate (in hundredths)													3.00%
Term of note												4 years	17 years
Debt instrument, periodic payment													93,000
Number of installments													204
Financing fee percentage (in hundredths)	1.75%
Annual commission fee percentage (in hundredths)	1.48%
Annual commission fee in second year, percentage (in hundredths)	1.40%
Annual commission fee in third year, percentage (in hundredths)	1.30%
Annual commission fee in fourth year, percentage (in hundredths)	1.20%
UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]
Debt Instrument [Line Items]
Nominal value, Current	3,333,000
Nominal value, Noncurrent	24,167,000
Total	27,500,000		30,833,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	27,500,000		30,833,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument														40,000,000
Variable rate basis														LIBOR
Basis spread on variable rate (in hundredths)														3.00%
Debt instrument, periodic payment														417,000
Balloon payment														6,667,000
Number of installments														32
Number of advances														2
Single amount of advances, maximum														20,000,000
Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member]
Debt Instrument [Line Items]
Nominal value, Current	7,039,000
Nominal value, Noncurrent	44,456,000
Total	51,495,000		58,534,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	51,495,000		58,534,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument															84,000,000
Number of tranches															4
Percentage of collateral to loan balance (in hundredths)															60.00%
Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] | Tranche A [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																21,000,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	4.00%
Debt instrument, periodic payment																521,000
Balloon payment																10,425,000
Proceeds from debt																20,850,000
Number of installments																20
Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] | Tranche B [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																		21,000,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	4.00%
Debt instrument, periodic payment																	516,000	139,000
Balloon payment																	10,275,000
Proceeds from debt								15,500,000	5,000,000
Number of installments																	17
Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] | Tranche C [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																			21,000,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	4.00%
Proceeds from debt																			20,550,000
Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] | Tranche D [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument															21,000,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	4.00%
Cancelation of part commitment in Tranche															21,000,000
Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] | Subsequent Event [Member] | Tranche C [Member]
Detailed Information of Debt Instruments [Abstract]
Debt instrument, periodic payment																				642,000
Balloon payment																				10,275,000
Number of installments																				16
Linford Trading Inc., DVB NV and NIBC [Member]
Debt Instrument [Line Items]
Nominal value, Current	3,200,000
Nominal value, Noncurrent	25,600,000
Total	28,800,000		32,000,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	28,800,000		32,000,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																					38,400,000
Commitment fee percentage (in hundredths)																					1.50%
Number of tranches																					2
Debt instrument, periodic payment																					400,000
Balloon payment																					4,800,000
Number of installments																					28
Number of advances																					2
Percentage of collateral to loan balance (in hundredths)																					60.00%
Minimum employment period																					3 years
Reduced basis spread on variable rate (in hundredths)	3.25%
Percentage of minimum consolidated debt service coverage ratio quarter two (in hundredths)	105.00%
Percentage of minimum consolidated debt service coverage ratio quarter three (in hundredths)	115.00%
Percentage of minimum consolidated debt service coverage ratio thereafter (in hundredths)	130.00%
Average monthly cash balance	20,000,000
An aggregate amendment fee	250,000
Linford Trading Inc., DVB NV and NIBC [Member] | Tranche A [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																					19,200,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	4.00%
Linford Trading Inc., DVB NV and NIBC [Member] | Tranche A [Member] | First Advances [Member]
Detailed Information of Debt Instruments [Abstract]
Single amount of advances, maximum	16,000,000
Linford Trading Inc., DVB NV and NIBC [Member] | Tranche A [Member] | Second Advances [Member]
Detailed Information of Debt Instruments [Abstract]
Single amount of advances, maximum	3,200,000
Linford Trading Inc., DVB NV and NIBC [Member] | Tranche B [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																					19,200,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	4.00%
Linford Trading Inc., DVB NV and NIBC [Member] | Tranche B [Member] | First Advances [Member]
Detailed Information of Debt Instruments [Abstract]
Single amount of advances, maximum	16,000,000
Linford Trading Inc., DVB NV and NIBC [Member] | Tranche B [Member] | Second Advances [Member]
Detailed Information of Debt Instruments [Abstract]
Single amount of advances, maximum	3,200,000
Ingatestone Holdings Inc. DVB SE and NIBC [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																		42,000,000
Financial loss on extinguishment of debt	(619,000)
Proceeds from debt																						20,850,000
Prepayment amount of loan																																	20,850,000
Stanyan Shipping Inc., Natixis, Through 2017 [Member]
Debt Instrument [Line Items]
Nominal value, Current	1,584,000
Nominal value, Noncurrent	3,146,000
Total	4,730,000		5,638,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	4,730,000		5,638,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																				13,616,000
Interest rate (in hundredths)	6.38%
Maturity date	Feb. 28, 2017
Net book value of asset pledged	7,000,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	1.20%
Debt instrument, periodic payment																							227,000
Balloon payment																							2,687,000
Percentage of collateral to loan balance (in hundredths)																							125.00%
Potential loan security shortfall	676,000
Weighted average interest rate (in hundredths)	1.43%		1.49%
Prepayment amount of loan																																			1,849,000
Term of contract																							12 months
Stanyan Shipping Inc., Natixis, Through 2017 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Interest rate (in hundredths)	0.00%
Stanyan Shipping Inc., Natixis, Through 2017 [Member] | Maximum [Member]
Detailed Information of Debt Instruments [Abstract]
Interest rate (in hundredths)	0.00%
Hallandale Commercial Corp., Nordea [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																					20,200,000
Maturity date	Apr. 15, 2013
Repayment of senior notes	5,252,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	1.25%
UABL Paraguay S.A., IFC, Through 2020 [Member]
Debt Instrument [Line Items]
Nominal value, Current	2,174,000
Nominal value, Noncurrent	16,304,000
Total	18,478,000		20,652,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	18,478,000		20,652,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																						25,000,000
Installment amount for first nine payments																								1,087,000
Number of installments of $1,087																								9
Installment amount for last eight payments																								1,902,000
Number of installments of $1,902																								8
UABL Paraguay S.A., IFC, Through 2020 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Basis spread on variable rate (in hundredths)																									1.875%
UABL Paraguay S.A., IFC, Through 2020 [Member] | Maximum [Member]
Detailed Information of Debt Instruments [Abstract]
Basis spread on variable rate (in hundredths)																									3.25%
UABL Paraguay S.A., OFID, Through 2020 [Member]
Debt Instrument [Line Items]
Nominal value, Current	1,304,000
Nominal value, Noncurrent	9,783,000
Total	11,087,000		12,391,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	11,087,000		12,391,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																							15,000,000
Installment amount for first nine payments																								652,000
Installment amount for last eight payments																								1,141,000
Number of installments of $652																								9
Number of installments of $1,141																								8
UABL Paraguay S.A., OFID, Through 2020 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Basis spread on variable rate (in hundredths)																									1.875%
UABL Paraguay S.A., OFID, Through 2020 [Member] | Maximum [Member]
Detailed Information of Debt Instruments [Abstract]
Basis spread on variable rate (in hundredths)																									3.25%
UABL Barges and Others, IFC, Through 2020 [Member]
Debt Instrument [Line Items]
Nominal value, Current	3,044,000
Nominal value, Noncurrent	22,824,000
Total	25,868,000		28,912,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	25,868,000		28,912,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																						35,000,000
Installment amount for first nine payments																								1,522,000
Installment amount for last eight payments																								2,663,000
Number of installments of $1,522																								9
Number of installments of $2,663																								8
UABL Barges and Others, IFC, Through 2020 [Member] | Minimum [Member]
Detailed Information of Debt Instruments [Abstract]
Basis spread on variable rate (in hundredths)																									1.875%
UABL Barges and Others, IFC, Through 2020 [Member] | Maximum [Member]
Detailed Information of Debt Instruments [Abstract]
Basis spread on variable rate (in hundredths)																									3.25%
UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]
Debt Instrument [Line Items]
Nominal value, Current	1,765,000
Nominal value, Noncurrent	9,706,000
Total	11,471,000		13,236,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	11,471,000		13,236,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																										15,000,000
Variable rate basis					LIBOR
Basis spread on variable rate (in hundredths)					3.65%
Debt instrument, periodic payment					882,000
UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] | Pushboats [Member]
Detailed Information of Debt Instruments [Abstract]
Number of vessels																										9
UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] | Barges [Member]
Detailed Information of Debt Instruments [Abstract]
Number of vessels																										64
UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] | Re-bottoming Barges [Member]
Detailed Information of Debt Instruments [Abstract]
Number of vessels																										50
UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]
Debt Instrument [Line Items]
Nominal value, Current	1,176,000
Nominal value, Noncurrent	6,471,000
Total	7,647,000		8,823,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	7,647,000		8,823,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																										10,000,000
Variable rate basis					LIBOR
Basis spread on variable rate (in hundredths)					3.65%
Debt instrument, periodic payment					588,000
Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																								180,000,000
Interest rate (in hundredths)																																								9.00%
Redemption price as percentage of principal amount (in hundredths)																											100.00%
Repayment of senior notes																											180,000,000
Financial loss on extinguishment of debt																											(1,733,000)
Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																													80,000,000
Interest rate (in hundredths)																													7.25%
Maturity date																													Jan. 15, 2017
Repayment of senior notes																												80,000,000
Financial loss on extinguishment of debt																												(2,821,000)
Outstanding principal amount of 2017 Senior Convertible Notes			80,000,000
UP Offshore (Bahamas) Ltd., DVB AG [Member]
Debt Instrument [Line Items]
Total	160,793,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	160,793,000
Detailed Information of Debt Instruments [Abstract]
Net book value of asset pledged	272,700,000
Number of quarters	4
Required net income (in hundredths)	50.00%
Required available cash per financial covenants	5,000,000
Required equity ratio per financial covenants (in hundredths)	30.00%
Required equity per financial covenants	75,000,000
Required ratio of consolidated EBITDA to consolidated debt service	1.5
Weighted average interest rate (in hundredths)	3.70%		3.50%		2.75%
Term of contract	12 months
Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]
Debt Instrument [Line Items]
Total																																									17,250,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Long term debt, gross			18,975,000
Total																																									17,250,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument																																										93,600,000
Repayment of senior notes	18,975,000
Financial loss on extinguishment of debt	(345,000)		(940,000)
Proceeds from debt			6,825,000
Outstanding loan amount			18,975,000
Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Total																																									34,500,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total																																									34,500,000
Ultrapetrol (Bahamas) Ltd [Member]
Detailed Information of Debt Instruments [Abstract]
Number of quarters	4
Required available cash per financial covenants	20,000,000
Required equity ratio per financial covenants (in hundredths)	20.00%
Required equity per financial covenants	150,000,000
Loan to value ratio, minimum	1.33
Loan to value ratio, maximum	1.67
Ingatestone Holdings Inc. DVB AG [Member]
Aggregate annual future payments due to long-term financial debt [Abstract]
Long term debt, gross			13,800,000
Detailed Information of Debt Instruments [Abstract]
Prepayment amount of loan			10,275,000
Outstanding loan amount			13,800,000
Ingatestone Holdings Inc., Netixis, Through March 2013 [Member]
Aggregate annual future payments due to long-term financial debt [Abstract]
Long term debt, gross			5,175,000
Detailed Information of Debt Instruments [Abstract]
Prepayment amount of loan			12,075,000
Outstanding loan amount			5,175,000
UABL Paraguay and Riverpar S.A., OFID and IFC [Member]
Debt Instrument [Line Items]
Total	74,551,000
Aggregate annual future payments due to long-term financial debt [Abstract]
Total	74,551,000
Detailed Information of Debt Instruments [Abstract]
Net book value of asset pledged	$ 68,400,000
Required historical debt service coverage ratio	1.3
Loan to value ratio, minimum	1.6
Loan to value ratio, maximum	3.0
Weighted average interest rate (in hundredths)	3.30%		4.40%		4.15%
Required debt to equity ratio per financial covenants	1.4
Required current ratio per financial covenants	1.0

[1]	Includes unamortized debt premium of $1,070.